Events After the Reporting Period	12 Months Ended
Jun. 30, 2023
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 38. Events after the reporting period

AHI Signs Exclusive License with Changlin Network Technology Ltd

On August 4, 2023, Advanced Health Intelligence informed shareholders that the Company has executed a binding exclusive, perpetual license with Shanghai-based Changlin Network Technology Ltd (“Changlin”).

Shanghai-based Changlin Network Technology and Advanced Health Intelligence have worked together over the past 90 days, collaborating on the terms and commercial aspects of the exclusive license for The Peoples Republic of China. Today, we are pleased to inform shareholders of the conclusion and signing of the license between the groups.

Changlin was initially founded in 2019 by Cecilia Qiao and Russell Bateman, collectively bringing over 50 years’ experience in the health insurance sector spanning the globe and particularly mainland China. Using the “China 2030 health initiative” as its cornerstone, Changlin was established as a specific vehicle to implement transformational technologies.  Now, Changlin will direct its resources to commercialise and bring AHI’s innovative, scalable digital healthcare solutions to the People’s Republic of China at scale. This creates the foundation of rapid growth and reflects its mission to transform the country’s healthcare landscape through the power of advanced digital technology.

Changlin identified AHI’s innovative technology in 2019 when attending a demonstration by AHI with China’s 3rd largest Insurance company, China Pacific Insurance Company, CPIC. Changlin’s strategy is to leverage AHI’s technology through the support and initiatives the Chinese Government is encouraging with a need to improve the population’s health and healthcare accessibility. The Chinese government has initiated a comprehensive policy to actively encourage and foster innovation in the healthcare sector, with an emphasis on inviting local Chinese companies to scout, partner with, and bring cutting-edge technologies from around the globe. This strategic move aligns with the government’s vision to advance healthcare services and improve patient care in China. It underscores China’s commitment to modernise its healthcare system and infrastructure, accelerate digital health transformation, and, in doing so, meet the evolving health needs of its population. China is paving the way for a healthier and technologically advanced future by inviting global health innovation.

The intention is to provide individuals with AHI’s Biometric Health Assessment via the Changlin platform or application, identifying commonly known chronic disease indicators to triage the individual into the appropriate care pathways.

The broad commercial terms of the license with Changlin Network Technology Ltd are:

(1)	Changlin is to pay AHI USD$10 million within 90 days from the execution date of the agreements for the exclusive and perpetual right to AHI’s technology (“Upfront License Fee”). Changlin is in the process of obtaining finance to pay the Upfront License Fee, following which approval from the State Administration of Foreign Exchange of China (“SAFE”) will be sought.

(2)	Following the receipt of SAFE approval, the Upfront License Fee will be paid, and AHI will grant Changlin the license.

(3)	This period may be extended by mutual agreement.

(4)	Changlin will pay AHI an annual license fee of USD$5m in addition to any revenue share.

(5)	AHI will receive a 25% revenue share of Changlin’s gross sales. This revenue share will be paid quarterly in arrears.

(6)	The agreement contains standard termination clauses as is customary in such arrangements.

(7)	Changlin will localise the intellectual property (IP) and, if necessary, develop its own IP related to the licensed technology.

(8)	Changlin may only commercialise the technology within the People’s Republic of China

(9)	Should Changlin create IP that AHI wishes to offer outside of China, AHI retains the unrestricted right to do so in all other jurisdictions globally.

(10)	Changlin has been granted a 120-day standstill period during which AHI will not offer, sell, or enter negotiations with other parties within China.

(11)	AHI will initially hold shares in Changlin of 50%.

(12)	Changlin is targeting an initial public offering in 2024 (IPO); in such an event, AHI will maintain up to 25%, but not less than 20%, of its common shareholding in Changlin at the IPO.

AHI Signs Collaboration Agreement with IntelliGen FZ-LLC

On August 14, 2023, Advanced Health Intelligence informed shareholders that the Company has entered into a Collaboration Agreement with UAE-Based IntelliGen FZ-LLC (“Intelligen”) to deploy the AHI technology throughout the Middle East. The Collaboration Agreement between AHI and IntelliGen represents the successful conclusion of an extensive evaluation process by IntelliGen, which encompassed technology functionality, usability, and health evaluation.

The collaboration between AHI and IntelliGen represents an initiative to address the pressing healthcare challenges in the Middle East, particularly in Saudi Arabia. This partnership combines AHI’s advanced technology with IntelliGen’s deep understanding of in-country needs and its founders’ extensive experience in healthcare provision and government collaboration.

The parties are targeting Q1 2024 as the initial launch of the combined solution, and until such time AHI does not expect this collaboration to generate any revenue.

The broad commercial terms of the license with Intelligen are:

(1)	The agreement was made between IntelliGen Solutions FZ-LLC, a company incorporated under the laws of the Dubai Development Authority, and Advanced Health Intelligence Ltd (AHI);

(2)	The initial term of the agreement will be for 12 months from the effective date and will automatically extend annually unless terminated by either party with 30 days’ notice prior to the end of the initial term;

(3)	The partnership aims to establish AHI’s presence within both governmental and private entities across the Middle East, mainly focusing on Saudi Arabia. The goal is to commercialise AHI’s technology through IntelliGen Solutions;

(4)	AHI UAE will form a Special Purpose Vehicle (SPV) to pursue commercial opportunities introduced by IntelliGen Solutions;

(5)	IntelliGen will receive a revenue share from all opportunities introduced by IntelliGen;

(6)	Revenue share will be calculated as 50% of revenue above AHI base commercial offering; and

(7)	The Agreement can be terminated by mutual agreement upon 90 Days written notice or with cause.

IntelliGen has the potential to earn between 250,000 and up to 2,000,000 fully paid ordinary shares in AHI. This share allocation is intricately linked to the successful generation of license fees through collaboration or direct investment in AHI. The issuance of these shares is contingent upon IntelliGen meeting specific criteria related to generating license fees or investment, as outlined in the table below. Upon the successful fulfilment of these criteria, AHI will seek shareholder approval for the issuance of the shares.

Aggregate License Fee/Investment ($)	AHI Shares issued to IntelliGen

US$2m	250,000
US$5m	500,000
US$10m	1,000,000
US$20m	2,000,000

AHI successfully registers R&D Overseas Advance Ruling

On August 17, 2023 - Advanced Health Intelligence Ltd announced a significant milestone in its ongoing commitment to innovation and research. AHI’s submission to the Australian Government was successful in obtaining eligibility for 43.5% reimbursement of approved expenditures incurred abroad for overseas Research & Development (R&D) of intellectual property (IP) under the Australian Government Research and Development Tax Incentive Scheme.

Following a thorough review and assessment by the relevant governmental bodies, AHI’s R&D projects for further enhancement of its IP pertaining to its biometric health assessment, clinical trial validations and on-device algorithms was approved. As a result, the Company is now eligible to claim 43.5% of the costs incurred for these approved Overseas Research and Development activities.

After closing the acquisitions in 2022 of Vertica Health and Wellteq Digital Health Inc., the Company expanded its global development team across the US, Singapore, South Africa, and Netherlands. The economic value returned to the Company through the R&D reimbursement scheme is significant, and AHI will now be able to cast a far broader net to attract additional skills required to extend its leadership in its field of smartphone-derived biometric health technology.

This success underscores AHI’s dedication to pioneering research and aligns with the Australian Government’s robust support for advancing global research initiatives and Australian-owned IP development. It reflects both the stringent eligibility criteria and the broader goals of the R&D reimbursement program, designed to foster innovation and growth within the industry.

The reimbursement will significantly contribute to AHI’s ongoing R&D projects, enabling the Company to invest in cutting-edge technologies and methodologies that will drive future success and what we believe to be game-changing for global health.

No other matter or circumstance has arisen since 30 June 2023 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.

AHI Secures $1.5 million Convertible Loan Facility

On 13 September 2023, the Company announced that it had secured a $1.5 million Convertible Loan Facility, with the capacity to increase this amount to $5 million under the facility.

The term of the Convertible Loan facility is 24 months, with interest accruing on the facility at 10% per annum (calculated daily) and is compounded quarterly in arrears. The investors may elect to redeem the outstanding principal amount and interest on the loans in cash on the maturity date.

Subject to receipt of prior Company shareholder approval, loans and interest may be converted into fully paid ordinary shares in the Company, at the investor’s election, at a conversion price equal to $0.30 per share.

Each investor may only request to convert the loans into Shares any time after the earlier of the first 6 months of advance of the loans to the Company and the date that the AHI share price on the ASX trades at or above a floor price of $0.35, by sending to the Company a written conversion request. On receipt of a conversion request, the Company must seek shareholder approval to convert the loans into Shares within two months.

At any time prior to the Maturity Date, the Company may notify the investors that it intends to raise capital to repay the outstanding amount under the facility in cash. In this circumstance, AHI will pay a 10% break fee on the outstanding loan funds and interest.

The Company is currently considering other financing opportunities and will keep shareholders informed as this round of fund-raising progresses.